Distribution of Banco Santander's profit, shareholder remuneration scheme and earnings per share - Distribution of the Bank's net profit (Details) - EUR (€) € / shares in Units, € in Millions		1 Months Ended		12 Months Ended
	Feb. 24, 2022	Nov. 30, 2021	May 31, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit Distribution [Line Items]
To dividends			€ 477	€ 1,961	€ 826	€ 3,612
Profit (loss)				€ 9,653	€ (7,708)	€ 8,116
Dividends per share (in eur per share)		€ 4.85	€ 0.0275
Maximum amount intended for dividends per share (in eur per share)				€ 5.15
Banco Santander, S.A.
Profit Distribution [Line Items]
To dividends				€ 1,701
Dividend paid prior to the meeting date				836
Complementary dividend				865
To voluntary reserves				2,231
Profit (loss)				€ 3,932
Dividends per share (in eur per share)				€ 0.0485
Maximum amount intended for dividends per share (in eur per share)				€ 0.0515
Banco Santander, S.A. | Forecast
Profit Distribution [Line Items]
Number of shares outstanding, entitled to receive dividend	16,804,353,202